Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12 — FAIR VALUE MEASUREMENTS

The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s condensed consolidated balance sheets as of March 31, 2023 and December 31, 2022 at fair value on a recurring basis.

	March 31, 2023
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
Earn-out liabilities	Recurring	$103,385	$—	$—	$103,385
Total liabilities measured at fair value		$103,385	$—	$—	$103,385
	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314

The following table provides a roll-forward of the Company’s Level 3 liabilities (in thousands):

	Earn-out liabilities	SAFE Agreement liabilities
Balance, December 31, 2022	$—	$18,314
Additions	99,659	—
Change in fair value	3,726	2,353
Converted to equity	—	(20,667)
Balance, March 31, 2023	$103,385	$—

Earn-out Liabilities

The fair value of the earn-out liabilities as of March 31, 2023 was estimated using a Monte Carlo simulation approach that modeled the triggering events including the probability of the Company being awarded the OMES III Contract by NASA and the simulated stock price of the Company over the maturity dates. The significant assumptions utilized in estimating the fair value of the earn-out liabilities include: (i) Intuitive Machines stock price of $10.80; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 3.61%; and (iv) expected volatility of 100%. The probability of the Company being awarded the OMES III contract was assumed at 60%.

In conjunction with the closing of the Business Combination on February 13, 2023, the fair value of the earn-out liabilities was estimated at $99.7 million. The significant assumptions utilized in estimating the fair value of the earn-out liabilities include: (i) Intuitive Machines stock price of $10.42; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 3.93%; and (iv) expected volatility of 100%. The probability of the Company being awarded the OMES III contract was assumed at 60%.

SAFE Agreements

Prior to the Business Combination described in Notes 1 and 3, the fair value of the SAFE Agreements under the equity financing scenario were estimated using a Monte Carlo simulation approach. The fair value of the SAFE Agreements under the liquidity event and dissolution event scenarios were estimated based on the present value of the purchase amount.

The unobservable inputs used in the fair value measurement of the Company’s SAFE Agreements are the probabilities of future scenarios, volatility, discount rate and risk-free rate.

As of December 31, 2022, the probability of an equity financing was 45.0%, the probability of a liquidity event was 50.0% and the probability of a dissolution event was 5.0% As of December 31, 2022, the volatility utilized in the Monte Carlo simulation is 65.0%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 18.7% discount rate based on venture capital rates of return for December 31, 2022. The periods in which the scenarios are expected to occur for the equity financing, liquidity event, and dissolution events are 0.5 year, 1 year, and 2 years, respectively as of December 31, 2022.

In conjunction with the closing of the Business Combination on February 13, 2023, the fair value of the SAFE Agreements was estimated at $20.7 million. The fair value was estimated using the 2,066,667 shares of Class A Common Stock issued to the SAFE investors at the Closing Date using the issuance price of $10.00 per share.

NOTE 11 — FAIR VALUE MEASUREMENTS

The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s consolidated balance sheets as of December 31, 2022 and 2021 at fair value on a recurring basis.

	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314
	December 31, 2021
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$13,973	$—	$—	$13,973
Total liabilities measured at fair value		$13,973	$—	$—	$13,973

The following tables provides a rollforward of the Company’s SAFE Agreement liabilities discussed in Note 8 — SAFE Agreements.

December 31, 2022
Balance, beginning December 31, 2021	$13,973
Additions	4,250
Change in fair value	91
Balance December 31, 2022	$18,314

The fair value of the SAFE Agreements under the equity financing scenario is estimated using a Monte Carlo simulation approach. The fair value of the SAFE Agreements under the liquidity event and dissolution event scenarios is estimated based on the present value of the purchase amount.

The unobservable inputs used in the fair value measurement of the Company’s SAFE Agreements are the probabilities of future scenarios, volatility, discount rate and risk-free rate. As of December 31, 2022, the probability of an equity financing was 0%, the probability of a liquidity event was 95% and the probability of a dissolution event was 5%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 16.4% discount rate based on venture capital rates of return for December 31, 2022. The periods in which the scenarios are expected to occur for the liquidity event and dissolution events are 0.25 years and 1.0 year, respectively as of December 31, 2022.

As of December 31, 2021, the probability of an equity financing was 45.0%, the probability of a liquidity event was 50.0% and the probability of a dissolution event was 5.0%. As of December 31, 2021, the volatility utilized in the Monte Carlo simulation is 65.0%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 9.6% discount rate based on venture capital rates of return for December 31, 2021. The periods in which the scenarios are expected to occur for the equity financing, liquidity event, and dissolution events are 0.5 years, 1.0 year, and 2.0 years, respectively as of December 31, 2021.

Inflection Point Acquisition Corp. [Member]
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:      Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:      Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:      Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$334,589,588	$329,755,798

During the period from January 27, 2021 (date of inception) through December 31, 2021 the over-allotment option was accounted for as a liability in accordance with ASC-480 and was presented within liabilities on the accompanying balance sheet. The over-allotment option was measured at fair value at inception and on a recurring basis until it was exercised or expired, with changes in fair value presented in the statement of operations. On October 29, 2021, the underwriters partially exercised their over-allotment option to purchase an additional 2,975,000 Units at $10.00 per Unit and forfeited the remaining over-allotment option. The over-allotment liability was eliminated upon the expiration of the unexercised option on November 8, 2021. The over-allotment option liability was valued using a Black Scholes Model.

The following table presents the quantitative information regarding Level 3 fair value measurement inputs:

	October 29, 2021	September 24, 2021
Stock Price	$10.00	$10.00
Exercise Price	$10.00	$10.00
Volatility	4.5%	4.4%
Term (years)	0.03	0.12
Dividend Yield	0.00	0.00
Risk Free Rate-Daily Treasury Yield Curve	0.08%	0.06%

The following table presents the changes in the fair value of the Level 3 over-allotment liability:

Over-allotment Option Liability
Fair value as of January 27, 2021 (inception)	$—
Initial measurement on September 24, 2021	281,301
Change in fair value at October 29, 2021	(148,449)
Fair value of expired over-allotment option at November 8, 2021	(45,022)
Partial exercise of over-allotment liability at October 29, 2021	(87,830)
Fair value as of December 31, 2021	$—